Share Based Payments - Additional Information (Detail) £ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2018 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense	£ 0.8	£ 0.6	£ 1.2	£ 1.0
U.K. Share-Based Payment Plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement			1,088,150
Share options granted, vesting period			4 years